Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Statutory Effective Tax Rate

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Income tax expenses
Current income tax expenses	—	—	—
Deferred income tax expenses (benefit)	76,053	(12,860)	(10,111)
Income tax expenses (benefit)	76,053	(12,860)	(10,111)

Income (Loss) before tax	323,477	(520,973)	(409,603)
Singapore statutory income tax rate	17%	17%	17%
Income tax expenses (benefit) computed at statutory rate	54,991	(88,566)	(69,633)
Non-deductible expenses	3,948	2,285	1,797
Effect of different tax rates in other jurisdictions	—	73,421	57,725
Others	17,114	—	—
Income tax expenses (benefit)	76,053	(12,860)	(10,111)

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	$
Income tax expenses
Current income tax expenses	112,457	—	20,597	15,076
Deferred income tax (benefit)/expenses	(1,402)	478,009	(186,547)	(136,544)
Income tax expenses (benefit)	111,055	478,009	(165,950)	(121,468)

Income before tax	728,780	2,868,175	(1,197,088)	(876,218)
Singapore statutory income tax rate	17%	17%	17%	17%
Income tax expenses computed at Singapore statutory rate	123,893	487,590	(203,505)	(148,957)

Reconciling items:
Non-deductible expenses	4,587	7,530	5,916	4,331
Tax exemption and rebates	(17,425)	—	—	—
Difference from the effect of tax rates in a foreign jurisdiction	—	—	31,639	23,158
Others	—	(17,111)	—	—
Income tax expenses (benefit)	111,055	478,009	(165,950)	(121,468)

Schedule of Deferred Tax Assets and Liabilities	Components of the Company’s deferred tax asset and liability are as follows:
	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Deferred tax assets
Lease liabilities	66,845	46,633	36,664
Net operating loss carry-forwards	150,781	32,934	25,894
Allowance for credit losses	10,369	41,603	32,709
Depreciation	7,421	5,619	4,418
Deferred tax liabilities
Right-of-use assets	(66,416)	(46,337)	(36,431)
Unbilled revenue	(560,836)	(459,428)	(361,214)
Deferred tax liabilities, net	(391,836)	(378,976)	(297,960)
Components of the Company’s deferred tax asset and liability are as follows:
	As of December 31,
	2023	2024	2024
	S$	S$	$
Deferred tax assets
Allowance for credit losses	—	10,369	7,590
Lease liabilities	35,415	66,845	48,928
Net operating loss carry-forwards	226,384	150,781	110,364
Depreciation	—	7,421	5,432
Deferred tax liabilities
Right-of-use assets	(33,244)	(66,416)	(48,614)
Depreciation	(6,586)	—	—
Unbilled revenue	(800,352)	(560,836)	(410,507)
Deferred tax liabilities, net	(578,383)	(391,836)	(286,807)